SHORT-TERM INVESTMENTS - Schedule of short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term investments	¥ 70,369	$ 9,911	¥ 197,058
RMB
Short-term investments	¥ 70,369		¥ 197,058